Retirement benefit plans - Summary of Retirement Benefit Obligation in Respect of Defined Benefit Plans Reported in Balance Sheet, Footnotes (Detail) - Retirement Benefit Obligation (gross of tax) - Other plans - GBP (£)
£ in Millions
	Mar. 31, 2020	Mar. 31, 2019
Unfunded Pension Arrangements
Disclosure of defined benefit plans [line items]
Present value of liabilities	£ 150	£ 101
Disposal groups classified as held for sale | France divestment
Disclosure of defined benefit plans [line items]
Present value of liabilities	£ 8